COLLATERALIZED TRANSACTIONS (Tables)	6 Months Ended
Sep. 30, 2025
COLLATERALIZED TRANSACTIONS [Abstract]
Margin Loans and Clients Collaterals Received and Repledged
The following table summarizes the amounts of margin loans and clients’ collaterals received and repledged by the Group as of September 30, 2025 and March 31, 2025:

	As of
	September 30, 2025	March 31, 2025
Margin loan extended to margin clients*	$12,716,345	$4,364,851
Total value of securities held by margin clients	$171,210,761	$133,458,270
Margin loan received from financial institutions**	$11,504,379	$7,234,684
Total value of securities repledged to financial institutions	$17,120,792	$10,179,699

*
The amount includes margin loan receivables from WGI totaling nil million and $3.5 million, net of client payables to WGI amounting to nil and $0.2 million, as of September 30, 2025 and March 31, 2025, respectively.

**	Recorded in Payable to Brokers and Clearing Organizations.